Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Stock Based Compensation
20.	Stock Based Compensation
The Company’s stock based compensation consists of share purchase options (Note 19.2), restricted share units (Note 19.3) and performance share units (Note 20.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

20.1.	Performance Share Units (“PSUs”)
The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of gold and silver.
Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2020 to December 31, 2021 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2020	604,692	$19,069

Granted	193,830	-

Accrual related to the fair value of the PSUs outstanding	-	21,526

Foreign exchange adjustment	-	614

Paid	(204,142)	(12,123)

Forfeited	(1,230)	(5)

At December 31, 2020	593,150	$29,081

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	14,004

Foreign exchange adjustment	-	149

Paid	(213,820)	(16,929)

At December 31, 2021	513,510	$26,305

A summary of the PSUs outstanding at December 31, 2021 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Dec 31, 2021	PSU Liability at Dec 31, 2021

2019	2022	186,730	$42.95	200%	92%	14,807

2020	2023	192,600	$42.38	191%	60%	9,321

2021	2024	134,180	$41.89	146%	26%	2,177

		513,510				$26,305